Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
AJC Capital Director A B and Manager [Member]
Related Party Transaction [Line Items]
Related party transactions and investments		$ 19	[1]	$ 804	[1]	$ 1,365	[2]
Related party transaction description		Convertible notes payable, including accrued interest	[1]	Convertible notes payable, including accrued interest(1)
AJC Capital Director AE And Executive Officers Family Office [Member]
Related Party Transaction [Line Items]
Related party transactions and investments		$ 1,442	[3]	$ 1,962	[3],[4]	1,027	[4]
Related party transaction description		Term notes payable, net of discount, including accrued interest	[3]	Term notes payable, net of discount, including accrued interest
AJC Capital Directors A D E F An Officer and Manager [Member]
Related Party Transaction [Line Items]
Related party transactions and investments			[5]	$ 4,615	[5]	1,417	[6]
Related party transaction description		Simple agreements for future equity (SAFE), at fair value	[5]	Simple agreements for future equity (SAFE), at fair value
AJC Capital Director D [Member]
Related Party Transaction [Line Items]
Related party transactions and investments		$ 104	[7]	$ 170	[7],[8]	137	[8]
Related party transaction description		Accounts payable and accrued expenses	[7]	Accounts payable and accrued expenses
Directors C [Member]
Related Party Transaction [Line Items]
Related party transactions and investments			[9]	$ 1,152	[9],[10]	1,572	[10]
Related party transaction description		Contingently convertible notes payable, including accrued interest, at fair value	[9]	Contingently convertible notes payable, including accrued interest, at fair value
Former Executive [Member]
Related Party Transaction [Line Items]
Related party transactions and investments			[11]	$ 640	[11],[12]	880	[12]
Related party transaction description		Legal settlement liability	[11]	Legal settlement liability
Director D [Member]
Related Party Transaction [Line Items]
Related party transactions and investments		$ 450	[13]	$ 300	[13],[14]		[14]
Related party transaction description		Former President and Chief Operating Officer	[13]	President and Chief Operating Officer
Director A One [Member]
Related Party Transaction [Line Items]
Related party transactions and investments	[15]	$ 18		$ 82
Director A [Member]
Related Party Transaction [Line Items]
Related party transactions and investments	[16]			$ 82
Related party transaction description		Advisory services included in accrued expenses	[15]	Advisory services included in accrued expenses
AJC Capital [Member]
Related Party Transaction [Line Items]
Related party transactions and investments	[17]
Related party transaction description				Line of credit – as guarantor
AJC Capital [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Related party transactions and investments		$ 163	[18]	$ 150	[18],[19]		[19]
Related party transaction description		Lease guaranty	[18]	Lease guaranty
AJC Capital [Member] | Business Loan Payable [Member]
Related Party Transaction [Line Items]
Related party transaction description				Business loan payable – as guarantor
Director A Two [Member]
Related Party Transaction [Line Items]
Related party transactions and investments	[3]	$ 1,954
Term Notes Payable Including Accrued Interest [Member]
Related Party Transaction [Line Items]
Related party transaction description	[3]	Term notes payable including accrued interest
Director A Three [Member]
Related Party Transaction [Line Items]
Related party transactions and investments		$ 508
Other Liabilities [Member]
Related Party Transaction [Line Items]
Related party transaction description		Other liabilities
Business Loan Payable [Member]
Related Party Transaction [Line Items]
Related party transactions and investments	[20]					$ 38

[1]	See Note 8 for full disclosures on debt, including the convertible notes and related extensions of scheduled maturity dates.
[2]	See Note 8 for full disclosures on debt, including the convertible notes and related extensions of scheduled maturity dates.
[3]	Term notes payable, net of discount, in principal amount of $0.5 million plus accrued interest, issued to AJC Capital in May 2020 with 900,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). Term notes payable in principal amount of $0.5 million, plus accrued interest issued in March 2021 to Director A with 1,000,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). In December 2022 and during the three and nine months ended September 30, 2023, Calidi issued various term notes in the aggregate principal amount of $3.0 million to AJC Capital, Directors A, E, and an executive’s officer’s family office (see Notes 8 and 10). All of the above term notes payable, as applicable, remained outstanding as of September 30, 2023 and December 31, 2022 (see Note 8). As of September 30, 2023, all related party term note payable amounts due to Director A totaling $1.9 million have been classified as a long term liability, while the remaining related party term note payable to all other parties of $1.5 million are classified as a short term liability on the accompanying unaudited condensed consolidated balance sheets.
[4]	Term notes payable, including accrued interest, of approximately $500,000 issued to AJC Capital in May 2020 with 900,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). Term notes payable in principal amount of $544,000, including accrued interest, at fair value, issued in March 2021 to Director A with 1,000,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). In December 2022, Calidi issued various term notes in the aggregate principal amount of $1.0 million to AJC Capital, Directors A, E, and an executive’s officer’s family office (see Notes 8 and 10). All of the above term notes payable, as applicable, remained outstanding as of December 31, 2022 and 2021.
[5]	See Note 9 for full disclosures around the SAFE instruments.
[6]	See Note 9 for full disclosures around the SAFE instruments.
[7]	Amounts owed to AJC Capital as of September 30, 2023, for primarily rent expense for temporary use of personal house for company office space in 2020; in addition, amounts owed to AJC Capital and Director D for certain consulting expenses, included in accounts payable and accrued expenses as of December 31, 2022.
[8]	Amounts owed to AJC Capital for primarily rent expense for temporary use of personal house for company office space in 2020; in addition, amounts owed to Director D for certain consulting expenses, included in accounts payable and accrued expenses as of December 31, 2022 and 2021.
[9]	See Note 8 for full disclosures around contingently convertible notes payable, including accrued interest, accounted for using the fair value option. Director C is a partner in a partnership agreement with the Calidi investor who holds the contingently convertible notes issued by Calidi which may deem Director C’s partnership to be the beneficial owner of this contingently convertible note, which is $0 as of September 30, 2023 and $1.2 million as of December 31, 2022, respectively.
[10]	See Note 8 for full disclosures around contingently convertible notes payable, including accrued interest, accounted for using the fair value option. Director C is a partner in a partnership agreement with the Calidi investor who holds the contingently convertible notes issued by Calidi which may deem Director C’s partnership to be the beneficial owner of this contingently convertible note as of December 31, 2022 and 2021.
[11]	See Note 6 for full disclosure of a settlement liability recorded with a Co-Founder and Former Executive of Calidi, which was paid in September 2023.
[12]	See Note 5 for full disclosure of a settlement liability recorded with a Co-Founder and Former Executive of Calidi.
[13]	On February 1, 2022, Calidi appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of Calidi under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $0.5 million, a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, Calidi entered into a Separation and Release Agreement with Mr. Ng which includes a severance accrual as of September 30, 2023 (see Note 14).
[14]	On February 1, 2022, Calidi appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of Calidi under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $450,000, a signing bonus of $300,000, payable in three equal monthly installments beginning in May 2022, a grant of options to purchase 500,000 shares of Calidi common stock based on standard vesting conditions under the 2019 Plan at an exercise price of $3.86 per share as determined by the Board of Directors and acceleration of vesting of certain, previously granted stock options under the 2019 Plan (see Notes 11 and 15). Mr. Ng is also eligible for an annual bonus of up to 35% of base salary, if approved by the Board of Directors, and standard change in control and severance benefits. As of December 31, 2022, Calidi owed the remaining $100,000 to Mr. Ng for the signing bonus included in related party accrued expenses and other current liabilities.
[15]	On April 1, 2022, Calidi entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon Calidi raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023.
[16]	On April 1, 2022, Calidi entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $120,000 per annum, accrued and payable upon Calidi raising $10 million or more in equity proceeds, as defined in the Advisory Agreement.
[17]	In November 2020, Calidi, as the borrower, opened a Line of Credit (“LOC”) with City National Bank (“CNB”) for a borrowing capacity of up to $1.0 million. As a condition of approving the LOC, CNB required a corresponding collateral amount to be provided by AJC Capital in the form of a certificate of deposit in the name of AJC Capital to be held at CNB so long as the LOC remains open, including any amounts borrowed and outstanding under the LOC. As consideration for the collateral provided by AJC Capital to CNB, Calidi issued 2,000,000 warrants to purchase common stock to AJC Capital (see Note 10). See Note 8 for full disclosures around the LOC which remained outstanding as of December 31, 2022 and 2021.
[18]	In October 2022, in order for Calidi to secure and execute the San Diego Lease discussed in Note 14, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accrued interest as of the period shown, of the aggregate $0.2 million payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.
[19]	In October 2022, in order for Calidi to secure and execute the San Diego Lease discussed in Note 14, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $900,000 to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accreted interest as of the period shown, of the aggregate $225,000 payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included noncurrent operating lease right-of-use liability.
[20]	Principal balance on a business loan payable by Calidi to a bank for which AJC Capital is a guarantor to the bank for the loan (see Note 8), loan remained outstanding as of December 31, 2021.